UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio   as of January 31, 2010  (Unaudited)

DWS Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)
Bonds 91.5%
Argentina 1.9%
Republic of Argentina:
GDP Linked Note, 12/15/2035		11,380,000	586,194
Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		300,000	99,750
8.28%, 12/31/2033 (PIK)		2,093,688	1,428,942
Series E, 9.25%, 7/20/2004 *	EUR	3,000,000	1,684,596
10.0%, 12/7/2004 *	EUR	2,000,000	1,088,402

(Cost $4,893,609)			4,887,884
Brazil 7.3%
Federative Republic of Brazil:
5.875%, 1/15/2019		6,000,000	6,285,000
6.0%, 1/17/2017		3,500,000	3,732,750
7.125%, 1/20/2037		7,000,000	7,780,500
Independencia International Ltd.:
REG S, 9.875%, 5/15/2015 *		1,610,000	422,625
REG S, 9.875%, 1/31/2017 *		1,200,000	315,000

(Cost $20,269,826)			18,535,875
Chile 4.5%
Corporacion Nacional del Cobre - Codelco:
REG S, 5.625%, 9/21/2035		3,200,000	3,122,160
REG S, 6.15%, 10/24/2036		5,000,000	5,230,130
REG S, 7.5%, 1/15/2019		2,500,000	3,027,122

(Cost $10,900,901)			11,379,412
Colombia 3.7%
Republic of Colombia:
7.375%, 3/18/2019		7,400,000	8,269,500
7.375%, 9/18/2037		1,000,000	1,062,500

(Cost $8,962,281)			9,332,000
El Salvador 0.7%
Republic of EI Salvador, REG S, 7.75%, 1/24/2023 (Cost $1,551,348)		1,500,000	1,631,250
Ghana 1.3%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $3,154,990)		3,120,000	3,283,800
Hungary 1.3%
Republic of Hungary:
6.25%, 1/29/2020		1,667,000	1,672,018
6.75%, 7/28/2014	EUR	1,150,000	1,730,674

(Cost $3,373,546)			3,402,692
Indonesia 7.5%
Majapahit Holding BV, REG S, 7.75%, 1/20/2020		6,000,000	6,210,000
Republic of Indonesia:
144A, 5.875%, 3/13/2020 (b)		3,750,000	3,801,563
REG S, 6.875%, 1/17/2018		2,000,000	2,170,000
REG S, 8.5%, 10/12/2035		2,000,000	2,365,000
REG S, 11.625%, 3/4/2019		3,287,000	4,642,887

(Cost $17,771,967)			19,189,450
Iraq 0.8%
Republic of Iraq, REG S, 5.8%, 1/15/2028 (Cost $1,765,682)		2,780,000	2,126,700
Kazakhstan 2.6%
KazMunaiGaz Finance Sub BV:
Series 1, REG S, 8.375%, 7/2/2013		500,000	543,750
Series 2, REG S, 9.125%, 7/2/2018		3,200,000	3,656,000
REG S, 11.75%, 1/23/2015		2,000,000	2,472,500

(Cost $5,486,304)			6,672,250
Lebanon 2.6%
Republic of Lebanon:
8.5%, 8/6/2015		4,000,000	4,560,000
9.0%, 5/2/2014		1,800,000	2,061,000

(Cost $5,951,372)			6,621,000
Lithuania 1.8%
Republic of Lithuania, REG S, 6.75%, 1/15/2015 (Cost $4,551,430)		4,500,000	4,603,500
Malaysia 4.0%
Penerbangan Malaysia Bhd., REG S, 5.625%, 3/15/2016		2,130,000	2,315,319
Petroliam Nasional Bhd., REG S, 7.75%, 8/15/2015		1,500,000	1,771,487
Petronas Capital Ltd.:
REG S, 5.25%, 8/12/2019		2,500,000	2,520,097
144A, 5.25%, 8/12/2019		3,500,000	3,523,677

(Cost $9,986,677)			10,130,580
Mexico 8.1%
Pemex Project Funding Master Trust, 6.625%, 6/15/2038		2,710,000	2,507,051
United Mexican States:
5.625%, 1/15/2017		8,300,000	8,715,000
5.95%, 3/19/2019		4,000,000	4,226,000
Series A, 6.75%, 9/27/2034		5,000,000	5,250,000

(Cost $20,564,420)			20,698,051
Panama 3.5%
Republic of Panama:
7.125%, 1/29/2026		4,800,000	5,340,000
7.25%, 3/15/2015		1,500,000	1,702,500
8.875%, 9/30/2027		1,400,000	1,785,000

(Cost $8,198,852)			8,827,500
Peru 4.9%
Republic of Peru:
6.55%, 3/14/2037		2,600,000	2,613,000
7.125%, 3/30/2019		2,700,000	3,051,000
7.35%, 7/21/2025		4,600,000	5,140,500
8.375%, 5/3/2016		1,400,000	1,666,000

(Cost $11,763,622)			12,470,500
Philippines 4.0%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		3,350,000	3,819,000
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024		1,000,000	1,027,500
Republic of Philippines:
8.375%, 6/17/2019		2,000,000	2,407,500
9.5%, 2/2/2030		2,320,000	2,998,600

(Cost $10,022,860)			10,252,600
Poland 3.1%
Republic of Poland, 6.375%, 7/15/2019 (Cost $7,744,340)		7,300,000	7,898,082
Russia 5.5%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	35,837,698	1,168,205
Russian Federation:
REG S, 7.5%, 3/31/2030		6,862,000	7,720,436
REG S, 12.75%, 6/24/2028		3,000,000	5,160,300

(Cost $11,846,819)			14,048,941
Serbia 1.4%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $3,622,377)		3,700,000	3,663,000
South Africa 2.5%
Republic of South Africa:
6.5%, 6/2/2014		2,000,000	2,180,000
6.875%, 5/27/2019		3,800,000	4,208,500

(Cost $5,883,334)			6,388,500
Sri Lanka 0.3%
Republic of Sri Lanka, REG S, 7.4%, 1/22/2015 (Cost $750,000)		750,000	789,375
Tunisia 0.3%
Banque Centrale de Tunisie, 7.375%, 4/25/2012 (Cost $752,500)		700,000	766,500
Turkey 5.5%
Republic of Turkey:
7.0%, 6/5/2020		7,000,000	7,595,000
7.5%, 11/7/2019		1,000,000	1,128,920
CPI Linked, 10.0%, 2/15/2012	TRY	5,588,784	4,254,831
16.0%, 3/7/2012	TRY	1,440,000	1,090,523

(Cost $13,799,518)			14,069,274
Ukraine 2.6%
Government of Ukraine:
REG S, 6.58%, 11/21/2016		5,000,000	4,150,500
REG S, 6.75%, 11/14/2017		2,810,000	2,332,581

(Cost $6,429,764)			6,483,081
Uruguay 3.2%
Republic of Uruguay:
6.875%, 9/28/2025		2,000,000	2,090,000
7.625%, 3/21/2036		2,000,000	2,155,000
8.0%, 11/18/2022		3,500,000	4,002,250

(Cost $7,280,008)			8,247,250
Venezuela 6.1%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		6,100,000	3,690,500
Republic of Venezuela:
REG S, 7.75%, 10/13/2019		7,400,000	4,958,000
REG S, 9.0%, 5/7/2023		9,800,000	6,909,000

(Cost $16,035,651)			15,557,500
Vietnam 0.5%
Socialist Republic of Vietnam, REG S, 6.875%, 1/15/2016 (Cost $1,244,825)		1,200,000	1,261,561

Total Bonds (Cost $224,558,823)			233,218,108
Sovereign Loans 2.9%
Russia 2.2%
Russian Agricultural Bank:
REG S, 7.75%, 5/29/2018		3,500,000	3,745,000
144A, 9.0%, 6/11/2014		1,500,000	1,703,550

(Cost $4,828,948)			5,448,550
Ukraine 0.7%
Export-Import Bank of Ukraine, 7.65%, 9/7/2011 (Cost $2,000,906)		2,000,000	1,830,000

Total Sovereign Loans (Cost $6,829,854)			7,278,550

		Shares	Value ($)
Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $2,632,500)		2,632,500	2,632,500
Cash Equivalents 4.3%
Central Cash Management Fund, 0.17% (c) (Cost $10,980,111)		10,980,111	10,980,111

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $245,001,288) †		99.7	254,109,269
Other Assets and Liabilities, Net		0.3	672,349

Net Assets		100.0	254,781,618

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Independencia International Ltd.:	9.875%	5/15/2015	1,610,000	USD	1,608,283	422,625
	9.875%	1/31/2017	1,200,000	USD	1,237,250	315,000
Republic of Argentina:	9.25%	7/20/2004	3,000,000	EUR	1,131,461	1,684,596
	10.0%	12/7/2004	2,000,000	EUR	757,289	1,088,402
					4,734,283	3,510,623

†
The cost for federal income tax purposes was $245,002,538.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $9,106,731.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,548,984 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,442,253.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $2,528,672 which is 1.0% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of January 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

TRY	7,800,000	USD	5,281,333	2/12/2010	79,911	Citigroup, Inc.
RUB	39,000,000	USD	1,297,854	2/12/2010	15,732	Citigroup, Inc.
EUR	2,400,000	USD	3,593,232	2/12/2010	265,730	Citigroup, Inc.
Total unrealized appreciation					361,373

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,832,397	COP	7,500,000,000	2/12/2010	(56,532)	Citigroup, Inc.
USD	2,956,160	EUR	2,000,000	2/12/2010	(183,242)	Royal Bank of Scotland PLC
USD	3,770,681	MXN	49,000,000	2/12/2010	(29,309)	Citigroup, Inc.
Total unrealized depreciation					(269,083)

Currency Abbreviations
COP	Colombian Peso	RUB	Russian Ruble
EUR	Euro	TRY	Turkish Lira
MXN	Mexican Peso	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(e)
Bonds	$—	$230,445,110	$2,772,998	$233,218,108
Sovereign Loans	—	7,278,550	—	7,278,550
Short-Term Investments(e)	13,612,611	—	—	13,612,611
Derivatives(f)	—	361,373	—	361,373
Total	$13,612,611	$238,085,033	$2,772,998	$254,470,642

Liabilities
Derivatives(f)	$—	$(269,083)	$—	$(269,083)
Total	$—	$(269,083)	$—	$(269,083)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Bonds
Balance as of October 31, 2009	$ 6,614,116
Realized gains (loss)	448,672
Change in unrealized appreciation (depreciation)	(334,494)
Amortization premium/discount	(1,595)
Net purchase (sales)	649,799
Net transfers in (out) of Level 3	(4,603,500)
Balance as of January 31, 2010	$ 2,772,998
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2010	$ 68,840

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 92,290

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010